17. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes Tables
Deferred income taxes assets

Deferred income taxes assets for the period from February 9, 2011 (Inception) through December 31, 2012 are as follows:

	Year ended December 31, 2012	Period from February 9, 2011 (inception) to December 31, 2011
Deferred tax assets
Net operating loss carryovers -	$1,674,813	$272,936
Less valuation allowance	$(1,674,813)	$(272,936)
Total deferred tax assets	$-	$-